Taxes - Schedule of Reconciliation between Actual Provision for Income Taxes and Singapore Statutory Rate (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Reconciliation between Actual Provision for Income Taxes and Singapore Statutory Rate [Abstract]
Loss before income tax	$ (763,255)	$ (981,469)		$ (1,167,632)
Singapore income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense computed at statutory rate	$ (129,753)	$ (166,850)		$ (198,497)
Reconciling items:
Non-deductible expenses	81	105		2,792
Non-taxable income				(645)
Deferred tax asset not recognized in current year	129,672	166,745	$ 196,350
Total provision for income tax
Effective tax rate	0.00%	0.00%	0.00%	0.00%